Income Taxes (Tables)	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
United States	$(36,317)	$(55,189)
Loss before provision for income taxes	$(36,317)	$(55,189)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the Federal statutory income tax provision to the Company’s effective income tax provision is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax	21.0%	21.0%
State income taxes, net of federal tax benefit	(0.8)%	(0.1%)
Other permanent items	(0.5)%	(0.4)%
Research and development credit	5.8%	3.0%
Bargain purchase gain	9.5%	—%
Valuation allowance	(35.0)%	(23.5)%
Effective income tax rate	—	—

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$60,287	$25,253
Research and development credits	9,765	3,681
Accruals & reserves	802	727
Stock compensation	2,952	107
Amortization	778	298
Lease liability	3,157	995
Capitalized research and development expenses	22,134	8,271
Total deferred tax assets	99,875	39,332
Valuation allowance	(98,926)	(38,168)
Net deferred tax assets	949	1,164

Deferred tax liabilities:
Depreciation	(152)	(224)
Right of use asset	(797)	(940)
Total deferred tax liabilities	(949)	(1,164)
Net deferred taxes	$—	$—

Summary of Valuation Allowance	The Company’s valuation allowance for the years ended December 31, 2023 and 2022 is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Valuation allowance beginning of year	$38,168	$25,195
Increases recorded to income tax provision	12,701	12,973
Increase recorded to equity	48,057	—
Valuation allowance at end of year	$98,926	$38,168

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Beginning balance	$1,108	$632
Additions based on tax positions related to current year	574	476
Additions for tax positions of prior years	929	—
Ending Balance	$2,611	$1,108